UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: July 31, 2014

*	This Form N-Q pertains to the following series of the Registrant: MFS Global Alternative Strategy Fund (formerly MFS Diversified Target Return Fund). The remaining series of the Registrant has a fiscal year end of April 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

July 31, 2014

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

7/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 66.1%
Aerospace - 1.2%
BE Aerospace, Inc. (a)	1,692	$144,054
Boeing Co.	1,796	216,382
FLIR Systems, Inc.	2,287	76,111
Honeywell International, Inc.	758	69,607
Huntington Ingalls Industries, Inc.	2,911	264,668
Lockheed Martin Corp.	2,596	433,454
MTU Aero Engines AG	760	65,803
Northrop Grumman Corp.	5,140	633,608
Precision Castparts Corp.	1,837	420,306
Raytheon Co.	4,340	393,942
Rolls-Royce Holdings PLC	21,670	377,521
Saab AB, “B”	4,080	111,490
TransDigm Group, Inc.	1,363	228,875
Triumph Group, Inc.	1,230	77,921
United Technologies Corp.	6,042	635,316

		$4,149,058
Airlines - 0.4%
Alaska Air Group, Inc.	1,480	$65,076
Copa Holdings S.A., “A”	6,522	990,491
Delta Air Lines, Inc.	2,470	92,526
Stagecoach Group PLC	31,490	188,335
United Continental Holdings, Inc. (a)	1,290	59,843

		$1,396,271
Alcoholic Beverages - 0.9%
Constellation Brands, Inc., “A” (a)	2,167	$180,422
Diageo PLC, ADR	3,690	443,612
Heineken N.V.	9,415	661,066
Molson Coors Brewing Co.	5,743	387,825
Pernod Ricard S.A.	13,332	1,494,230

		$3,167,155
Apparel Manufacturers - 1.3%
Adidas AG	1,847	$146,934
Christian Dior S.A.	844	146,675
Gerry Weber International AG	4,037	183,944
Global Brands Group Holding Ltd. (a)	544,000	142,492
Guess?, Inc.	6,256	162,719
Hanesbrands, Inc.	2,110	206,168
Li & Fung Ltd.	522,000	697,386
LVMH Moet Hennessy Louis Vuitton S.A.	7,525	1,291,073
Michael Kors Holdings Ltd. (a)	6,455	525,953
NIKE, Inc., “B”	311	23,987
Polo Ralph Lauren Corp.	541	84,320
PVH Corp.	2,434	268,178
VF Corp.	7,021	430,177

		$4,310,006
Automotive - 0.9%
Autoliv, Inc.	1,299	$129,261
Delphi Automotive PLC	2,332	155,778
DENSO Corp.	4,800	221,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Automotive - continued
Gentex Corp.	5,119	$147,939
Guangzhou Automobile Group Co. Ltd., “H”	130,000	146,443
Honda Motor Co. Ltd.	29,700	1,030,489
Kia Motors Corp.	1,670	98,646
LKQ Corp. (a)	6,169	161,350
Takata Corp.	3,700	73,254
TRW Automotive Holdings Corp. (a)	3,842	392,998
USS Co. Ltd.	35,300	619,410

		$3,176,878
Biotechnology - 0.8%
Abcam PLC	22,102	$148,326
Alexion Pharmaceuticals, Inc. (a)	5,927	942,334
Amgen, Inc.	2,672	340,386
Biogen Idec, Inc. (a)	2,893	967,390
Illumina, Inc. (a)	871	139,282
MiMedx Group, Inc. (a)	5,986	41,363

		$2,579,081
Broadcasting - 0.8%
Discovery Communications, Inc., “A” (a)	1,970	$167,864
Havas S.A.	24,702	193,502
Interpublic Group of Companies, Inc.	5,000	98,550
Live Nation, Inc. (a)	1,910	44,331
Nippon Television Holdings, Inc.	4,500	76,460
ProSiebenSat.1 Media AG	2,385	100,256
RetailMeNot, Inc. (a)	3,913	95,712
Scripps Networks Interactive, Inc., “A”	1,661	136,883
Stroer Media AG	5,549	116,562
Time Warner, Inc.	650	53,963
Twenty-First Century Fox, Inc.	2,192	69,443
Twenty-First Century Fox, Inc., “B”	15,530	491,680
Viacom, Inc., “B”	5,420	448,071
Walt Disney Co.	677	58,141
WPP Group PLC	4,883	97,153

		$2,248,571
Brokerage & Asset Managers - 1.5%
Affiliated Managers Group, Inc. (a)	1,956	$389,733
BlackRock, Inc.	1,713	522,002
BM&F Bovespa S.A.	83,000	443,033
Computershare Ltd.	47,465	574,022
Credit Suisse Group AG	16,376	445,141
Franklin Resources, Inc.	1,061	57,453
FXCM, Inc., “A”	11,148	151,836
GAIN Capital Holdings, Inc.	6,883	43,776
IG Group Holdings PLC	22,440	230,823
Intercontinental Exchange, Inc.	5,219	1,003,196
LPL Financial Holdings, Inc.	725	34,423
NASDAQ OMX Group, Inc.	22,633	954,886
Schroders PLC	6,438	258,373
TD Ameritrade Holding Corp.	2,270	72,912

		$5,181,609

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 4.2%
Accenture PLC, “A”	25,762	$2,042,411
Amadeus Holdings AG	22,362	879,440
Borderfree, Inc. (a)	3,167	42,153
Brenntag AG	392	62,938
Bright Horizons Family Solutions, Inc. (a)	9,322	387,516
Brunel International N.V.	5,782	151,121
Bunzl PLC	31,109	832,383
Cognizant Technology Solutions Corp., “A” (a)	21,444	1,051,828
Compass Group PLC	137,892	2,244,335
Concur Technologies, Inc. (a)	1,410	131,074
Constant Contact, Inc. (a)	29,613	921,853
CoStar Group, Inc. (a)	954	137,118
Experian Group Ltd.	5,204	88,918
Fidelity National Information Services, Inc.	2,486	140,210
FleetCor Technologies, Inc. (a)	15,662	2,079,757
Forrester Research, Inc.	2,422	93,683
Gartner, Inc. (a)	6,231	426,325
Global Payments, Inc.	1,836	127,180
Intertek Group PLC	5,679	245,833
Jones Lang LaSalle, Inc.	2,968	367,142
Mitsubishi Corp.	3,800	80,152
Nomura Research Institute Ltd.	6,400	201,776
Paylocity Holding Corp. (a)	1,277	25,016
Performant Financial Corp. (a)	5,100	48,909
Premier Farnell PLC	49,900	151,071
RE/MAX Holdings, Inc., “A”	3,105	90,977
Realogy Holdings Corp. (a)	4,911	180,528
Resources Connection, Inc.	9,540	144,054
Rightmove PLC	5,616	215,182
Serco Group PLC	14,566	88,948
Sodexo	2,680	266,908
Ultimate Software Group, Inc. (a)	960	129,514
Verisk Analytics, Inc., “A” (a)	2,077	124,703
WL Ross Holding Corp. (a)	3,214	33,104
Xoom Corp. (a)	2,690	58,265

		$14,292,325
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	1,366	$211,074
Comcast Corp., “A”	19,758	1,061,597
Comcast Corp., “Special A”	11,176	597,581
Time Warner Cable, Inc.	10,792	1,565,919
Ziggo N.V.	3,041	136,791

		$3,572,962
Chemicals - 1.0%
3M Co.	3,504	$493,679
Celanese Corp.	1,680	97,793
CF Industries Holdings, Inc.	1,070	267,864
Givaudan S.A.	389	636,608
LyondellBasell Industries N.V., “A”	6,899	733,019
Marrone Bio Innovations, Inc. (a)	2,532	23,472
Monsanto Co.	6,583	744,471
PPG Industries, Inc.	1,798	356,651
Victrex PLC	3,725	100,874

		$3,454,431

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.7%
Aspen Technology, Inc. (a)	15,313	$665,197
Citrix Systems, Inc. (a)	2,572	174,202
Dassault Systemes S.A.	1,370	91,628
Microsoft Corp.	11,450	494,182
OBIC Co. Ltd.	8,900	315,026
Oracle Corp.	34,045	1,375,078
PTC, Inc. (a)	25,040	900,438
Qlik Technologies, Inc. (a)	8,186	216,602
Rovi Corp. (a)	5,774	134,938
Salesforce.com, Inc. (a)	5,632	305,536
SolarWinds, Inc. (a)	1,835	75,492
Symantec Corp.	3,380	79,971
VeriSign, Inc. (a)	17,099	924,201

		$5,752,491
Computer Software - Systems - 1.5%
Apple, Inc. (s)	5,229	$499,736
Benefitfocus, Inc. (a)	1,188	45,786
Brother Industries Ltd.	12,000	216,222
CDW Corp.	525	16,217
Cvent, Inc. (a)	4,419	120,683
Demandware, Inc. (a)	1,375	82,830
E2open, Inc. (a)	4,505	72,891
EMC Corp.	13,821	404,955
Exa Corp. (a)	2,043	18,857
Fleetmatics Group PLC (a)	3,299	104,215
Hewlett-Packard Co.	25,606	911,830
Ingram Micro, Inc., “A” (a)	7,782	223,343
International Business Machines Corp.	3,365	644,970
Model N, Inc. (a)	12,983	127,753
NCR Corp. (a)	3,454	106,901
NICE Systems Ltd.	4,983	197,296
NICE Systems Ltd., ADR	5,953	235,382
PROS Holdings, Inc. (a)	2,370	60,719
Sabre Corp. (a)	4,780	90,724
SciQuest, Inc. (a)	9,526	146,605
ServiceNow, Inc. (a)	1,573	92,492
SS&C Technologies Holdings, Inc. (a)	6,004	260,033
Vantiv, Inc., “A” (a)	7,557	247,718
Varonis Systems, Inc. (a)	1,001	21,101
Xerox Corp.	11,270	149,440

		$5,098,699
Conglomerates - 0.1%
DCC PLC	4,201	$239,398
First Pacific Co. Ltd.	132,000	158,934
Hutchison Whampoa Ltd.	6,000	81,724

		$480,056
Construction - 0.7%
Armstrong World Industries, Inc. (a)	999	$48,631
Beacon Roofing Supply, Inc. (a)	1,558	43,063
Bellway PLC	9,935	251,896
Eagle Materials, Inc.	1,030	93,545
Fortune Brands Home & Security, Inc.	1,812	68,475

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Construction - continued
Geberit AG	1,992	$667,177
Pool Corp.	2,452	134,272
Pulte Homes, Inc.	46,380	818,607
Semen Indonesia Persero Tbk PT	80,000	114,533
Sherwin-Williams Co.	239	49,289
Stanley Black & Decker, Inc.	1,591	139,133
Trex Co., Inc. (a)	1,933	54,414

		$2,483,035
Consumer Products - 1.3%
Colgate-Palmolive Co.	897	$56,870
Estee Lauder Cos., Inc., “A”	5,480	402,561
Henkel KGaA, IPS	5,846	653,038
Kao Corp.	18,700	769,328
L’Oreal S.A.	2,359	398,375
Newell Rubbermaid, Inc.	6,260	203,325
Procter & Gamble Co.	444	34,330
Reckitt Benckiser Group PLC	17,706	1,562,482
Sensient Technologies Corp.	3,275	171,938
Uni-Charm Corp.	1,400	85,892

		$4,338,139
Consumer Services - 1.3%
Carriage Services, Inc.	3,062	$49,390
DeVry, Inc.	24,610	983,662
Diamond Resorts International, Inc. (a)	2,177	54,338
Estacio Participacoes S.A., ADR	22,420	279,129
HomeAway, Inc. (a)	4,443	154,261
ITT Educational Services, Inc. (a)	4,702	66,909
MakeMyTrip Ltd. (a)	2,075	62,810
Nord Anglia Education, Inc. (a)	4,769	89,657
Priceline Group, Inc. (a)	1,588	1,973,011
Servicemaster Global Holdings, Inc. (a)	5,956	104,647
TripAdvisor, Inc. (a)	7,137	676,873

		$4,494,687
Containers - 0.6%
Brambles Ltd.	54,179	$470,502
Crown Holdings, Inc. (a)	4,245	197,605
Greif, Inc., “A”	3,582	179,745
Owens-Illinois, Inc. (a)	2,893	90,233
Packaging Corp. of America	14,254	943,045
Silgan Holdings, Inc.	1,180	58,080

		$1,939,210
Electrical Equipment - 1.6%
Advanced Drainage Systems, Inc. (a)	9,341	$145,159
AMETEK, Inc.	15,149	737,605
Danaher Corp.	15,411	1,138,565
Legrand S.A.	505	27,890
Mettler-Toledo International, Inc. (a)	4,134	1,063,017
MSC Industrial Direct Co., Inc., “A”	589	50,236
Pentair PLC	3,823	244,940
Schneider Electric S.A.	6,648	559,265
Sensata Technologies Holding B.V. (a)	3,267	151,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Siemens AG	1,867	$231,001
Spectris PLC	10,176	327,797
Tyco International Ltd.	13,930	601,080
W.W. Grainger, Inc.	173	40,681
WESCO International, Inc. (a)	1,173	92,069

		$5,410,371
Electronics - 1.4%
Altera Corp.	9,809	$320,950
Analog Devices, Inc.	1,790	88,838
Avago Technologies Ltd.	790	54,810
Broadcom Corp., “A”	16,716	639,554
Entropic Communications, Inc. (a)	12,037	33,583
Halma PLC	81,335	769,175
Infineon Technologies AG	6,129	67,913
Lattice Semiconductor Corp. (a)	8,117	55,520
MaxLinear, Inc., “A” (a)	8,996	85,282
Media Tek, Inc.	9,000	139,654
Mellanox Technologies Ltd. (a)	414	17,243
Micrel, Inc.	9,199	96,222
Microchip Technology, Inc.	2,857	128,622
MKS Instruments, Inc.	1,419	45,096
NXP Semiconductors N.V. (a)	1,866	116,345
Rubicon Technology, Inc. (a)	15,468	116,474
Silicon Laboratories, Inc. (a)	1,558	63,457
Siliconware Precision Industries Co. Ltd., ADR	29,821	198,310
Stratasys Ltd. (a)	805	80,935
Taiwan Semiconductor Manufacturing Co. Ltd.	24,654	99,051
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80,122	1,602,440
Ultratech, Inc. (a)	2,924	69,240

		$4,888,714
Energy - Independent - 2.5%
Alpha Natural Resources, Inc. (a)	8,295	$28,120
Anadarko Petroleum Corp.	4,584	489,800
Antero Resources Corp. (a)	101	5,834
Cabot Oil & Gas Corp.	11,384	375,103
Cairn Energy PLC (a)	6,392	18,957
Cenovus Energy, Inc.	1,512	46,441
Chesapeake Energy Corp.	7,770	204,895
Cimarex Energy Co.	500	69,510
Cobalt International Energy, Inc. (a)	4,063	65,089
CONSOL Energy, Inc.	3,868	150,156
Energen Corp.	2,313	188,810
EOG Resources, Inc.	1,615	176,746
EQT Corp.	1,203	112,865
Foresight Energy LP (a)	3,775	72,820
Galp Energia SGPS S.A.	2,070	36,670
Gulfport Energy Corp. (a)	2,492	133,098
INPEX Corp.	81,500	1,210,771
Marathon Petroleum Corp.	16,260	1,357,385
Memorial Resource Development Corp. (a)	7,327	168,374
Noble Energy, Inc.	1,967	130,786
Occidental Petroleum Corp.	6,770	661,497
Oil Search Ltd.	4,740	41,478

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - continued
PDC Energy, Inc. (a)	1,300	$70,538
Peabody Energy Corp.	11,693	177,383
Pioneer Natural Resources Co.	3,147	696,935
Range Resources Corp.	859	64,932
Reliance Industries Ltd.	2,335	38,647
Rice Energy, Inc. (a)	3,223	84,765
Rosetta Resources, Inc. (a)	1,312	67,004
SM Energy Co.	2,047	160,771
TORC Oil & Gas Ltd.	4,888	59,579
Valero Energy Corp.	22,368	1,136,294
Walter Energy, Inc.	9,634	55,396
Whiting Petroleum Corp. (a)	400	35,396

		$8,392,845
Energy - Integrated - 0.9%
BG Group PLC	7,163	$141,320
Chevron Corp.	3,652	471,984
Exxon Mobil Corp. (s)	13,612	1,346,771
Hess Corp.	6,407	634,165
Petroleo Brasileiro S.A., ADR	2,439	38,878
Royal Dutch Shell PLC, “A”	11,995	493,242

		$3,126,360
Engineering - Construction - 0.1%
Fluor Corp.	333	$24,266
JGC Corp.	4,000	121,447
Team, Inc. (a)	2,073	82,112

		$227,825
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., “A”	4,376	$99,073
AMC Networks, Inc., “A” (a)	2,771	165,900
Cinemark Holdings, Inc.	7,019	230,223
DHX Media Ltd.	2,851	18,434

		$513,630
Food & Beverages - 2.8%
Annie’s, Inc. (a)	3,108	$90,691
Booker Group PLC	56,051	117,637
Britvic PLC	17,791	209,858
Bunge Ltd.	1,260	99,338
Coca-Cola Co.	14,078	553,125
Coca-Cola Enterprises, Inc.	1,880	85,446
Flowers Foods, Inc.	8,683	165,758
General Mills, Inc.	9,038	453,256
Groupe Danone	35,206	2,542,714
Ingredion, Inc.	9,739	717,083
J.M. Smucker Co.	1,220	121,561
Kerry Group PLC	1,638	121,482
Keurig Green Mountain, Inc.	595	70,972
M. Dias Branco S.A. Industria e Comercio de Alimentos	1,726	70,790
Mead Johnson Nutrition Co., “A”	1,540	140,818
Mondelez International, Inc.	29,636	1,066,896
Nestle S.A.	28,889	2,144,607
Nestle S.A., ADR	7,890	585,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Snyders-Lance, Inc.	1,856	$46,047
WhiteWave Foods Co., “A” (a)	5,535	164,888

		$9,568,011
Food & Drug Stores - 0.8%
Alimentation Couche-Tard, Inc.	7,229	$198,942
Brazil Pharma S.A. (a)	60,494	95,191
Cosmos Pharmaceutical Corp.	736	89,659
CVS Caremark Corp.	14,078	1,074,996
Empire Co. Ltd., “A”	970	68,599
Fairway Group Holdings Corp. (a)	8,124	47,769
Kroger Co.	21,372	1,046,801
Sundrug Co. Ltd.	1,200	53,959

		$2,675,916
Gaming & Lodging - 1.2%
Carnival Corp.	2,928	$106,052
Ladbrokes PLC	51,746	114,641
MGM Mirage (a)	32,297	866,851
Norwegian Cruise Line Holdings Ltd. (a)	2,022	66,281
Royal Caribbean Cruises Ltd.	16,727	997,766
Sands China Ltd.	11,200	82,139
Wynn Resorts Ltd.	8,535	1,819,662

		$4,053,392
General Merchandise - 0.7%
Dollarama, Inc.	924	$76,057
Five Below, Inc. (a)	6,557	240,117
Kohl’s Corp.	2,237	119,769
Macy’s, Inc.	24,029	1,388,636
Target Corp.	6,878	409,860
Woolworths Holdings Ltd.	26,990	208,686

		$2,443,125
Health Maintenance Organizations - 0.4%
Aetna, Inc.	7,991	$619,542
Molina Healthcare, Inc. (a)	1,552	63,399
Odontoprev S.A.	7,816	32,074
UnitedHealth Group, Inc.	798	64,678
WellPoint, Inc.	6,699	735,617

		$1,515,310
Insurance - 3.2%
ACE Ltd.	333	$33,333
AIA Group Ltd.	157,600	845,246
Allied World Assurance Co.	5,882	211,811
American International Group, Inc.	1,242	64,559
Amlin PLC	26,487	203,708
Arthur J. Gallagher & Co.	2,390	107,550
Aspen Insurance Holdings Ltd.	1,569	62,776
Beazley PLC	171,885	705,911
Everest Re Group Ltd.	9,406	1,466,489
Genworth Financial, Inc. (a)	2,520	33,012
Hanover Insurance Group, Inc.	2,675	154,642
Hartford Financial Services Group, Inc.	1,558	53,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
HCC Insurance Holdings, Inc.	1,980	$92,426
Hiscox Ltd.	14,581	165,877
ING Groep N.V. (a)	13,157	170,398
Jardine Lloyd Thompson Group PLC	29,265	507,421
Lincoln National Corp.	2,330	122,069
MetLife, Inc.	18,309	963,053
Prudential Financial, Inc.	14,386	1,251,150
Prudential PLC	3,215	74,032
Safety Insurance Group, Inc.	1,043	52,160
Sony Financial Holdings, Inc.	3,000	49,357
Stewart Information Services Corp.	2,220	65,423
Storebrand A.S.A. (a)	19,336	107,345
Symetra Financial Corp.	7,580	172,824
Third Point Reinsurance Ltd. (a)	10,381	151,147
Travelers Cos., Inc.	16,040	1,436,542
Unum Group	3,284	112,740
Validus Holdings Ltd.	35,249	1,287,646
Zurich Insurance Group AG	611	177,623

		$10,901,491
Internet - 1.9%
ChannelAdvisor Corp. (a)	2,596	$59,526
Dealertrack Holdings, Inc. (a)	2,210	83,030
eBay, Inc. (a)	1,040	54,912
Facebook, Inc., “A” (a)	32,135	2,334,608
Google, Inc., “A” (a)	1,959	1,135,338
Google, Inc., “C” (a)	1,688	964,861
GrubHub, Inc. (a)	2,298	83,394
LinkedIn Corp., “A” (a)	2,774	501,095
Millennial Media, Inc. (a)	10,920	37,674
Naver Corp.	686	485,465
Pandora Media, Inc. (a)	2,687	67,497
Shutterstock, Inc. (a)	1,328	103,504
Trulia, Inc. (a)	1,687	102,114
Yahoo!, Inc. (a)	12,260	439,031
Yelp, Inc. (a)	1,562	104,904

		$6,556,953
Leisure & Toys - 0.4%
Brunswick Corp.	2,091	$84,330
Callaway Golf Co.	9,775	74,290
Electronic Arts, Inc. (a)	32,085	1,078,056
Mattel, Inc.	3,606	127,743

		$1,364,419
Machinery & Tools - 2.0%
Allison Transmission Holdings, Inc.	25,306	$740,960
Atlas Copco AB, “A”	7,393	220,297
Burckhardt Compression Holding AG	477	248,801
Caterpillar, Inc.	7,873	793,205
Columbus McKinnon Corp.	4,002	93,047
Cummins, Inc.	564	78,616
Douglas Dynamics, Inc.	5,933	99,081
Eaton Corp. PLC	2,148	145,892
Flowserve Corp.	2,970	219,899

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
GEA Group AG	6,399	$287,854
Herman Miller, Inc.	2,924	85,498
IPG Photonics Corp. (a)	1,508	101,564
Joy Global, Inc.	8,487	502,940
Kennametal, Inc.	3,496	147,811
Nordson Corp.	523	39,314
Polypore International, Inc. (a)	3,364	144,988
Proto Labs, Inc. (a)	626	50,706
Regal Beloit Corp.	2,648	186,128
Roper Industries, Inc.	2,633	379,336
Schindler Holding AG	995	148,648
Spirax-Sarco Engineering PLC	4,178	191,258
SPX Corp.	6,927	686,674
WABCO Holdings, Inc. (a)	3,124	304,528
Weir Group PLC	24,490	1,055,787

		$6,952,832
Major Banks - 3.3%
Bank of America Corp.	39,684	$605,181
Bank of New York Mellon Corp.	13,080	510,643
BNP Paribas	2,719	179,308
Comerica, Inc.	3,924	197,220
Goldman Sachs Group, Inc.	2,280	394,144
HSBC Holdings PLC	146,225	1,565,387
Huntington Bancshares, Inc.	25,672	252,099
JPMorgan Chase & Co. (s)	40,414	2,330,675
KeyCorp	8,080	109,403
Mitsubishi UFJ Financial Group, Inc.	23,700	140,290
Morgan Stanley	25,299	818,170
PNC Financial Services Group, Inc.	2,976	245,699
Regions Financial Corp.	6,240	63,274
Royal Bank of Scotland Group PLC (a)	28,417	169,569
Standard Chartered PLC	36,802	763,505
State Street Corp.	1,548	109,041
Sumitomo Mitsui Financial Group, Inc.	16,600	679,583
Wells Fargo & Co.	33,185	1,689,117
Westpac Banking Corp.	8,330	265,076

		$11,087,384
Medical & Health Technology & Services - 2.4%
Advisory Board Co. (a)	1,900	$95,266
AmerisourceBergen Corp.	1,640	126,132
Brookdale Senior Living, Inc. (a)	2,278	78,933
Capital Senior Living Corp. (a)	5,071	124,949
Cardinal Health, Inc.	16,148	1,157,004
Cerner Corp. (a)	3,465	191,268
Cross Country Healthcare, Inc. (a)	12,037	86,546
Express Scripts Holding Co. (a)	533	37,123
HCA Holdings, Inc. (a)	30,345	1,981,832
Healthcare Services Group, Inc.	3,758	98,234
HealthStream, Inc. (a)	4,627	115,490
Henry Schein, Inc. (a)	2,431	282,604
Hogy Medical Co. Ltd.	4,000	223,280
IPC The Hospitalist Co., Inc. (a)	1,555	76,475
Kobayashi Pharmaceutical Co. Ltd.	20,000	1,244,953

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
McKesson Corp.	8,171	$1,567,688
MEDNAX, Inc. (a)	1,547	91,551
Miraca Holdings, Inc.	5,800	268,045
Quest Diagnostics, Inc.	1,610	98,371
Universal Health Services, Inc.	790	84,214

		$8,029,958
Medical Equipment - 1.6%
Abbott Laboratories	30,871	$1,300,287
Align Technology, Inc. (a)	1,318	71,449
Ansell Ltd.	7,216	126,761
C.R. Bard, Inc.	1,463	218,323
Cardiovascular Systems, Inc. (a)	2,778	75,006
CareFusion Corp. (a)	2,210	96,776
Cepheid, Inc. (a)	1,684	63,386
Cooper Cos., Inc.	1,860	299,237
Covidien PLC	459	39,708
DENTSPLY International, Inc.	2,275	105,606
DexCom, Inc. (a)	2,156	81,238
Endologix, Inc. (a)	7,785	110,158
Essilor International S.A.	2,824	274,910
GenMark Diagnostics, Inc. (a)	5,703	61,022
Masimo Corp. (a)	1,648	39,684
Nihon Kohden Corp.	2,300	112,719
Novadaq Technologies, Inc. (a)	2,247	34,469
PerkinElmer, Inc.	9,419	435,346
Roka Bioscience, Inc. (a)	4,007	40,190
Sonova Holding AG	446	69,204
St. Jude Medical, Inc.	7,190	468,716
Stryker Corp.	624	49,776
TearLab Corp. (a)	11,022	48,056
Teleflex, Inc.	2,043	220,113
Terumo Corp.	3,000	68,146
Thermo Fisher Scientific, Inc.	6,424	780,516
Uroplasty, Inc. (a)	6,416	15,142

		$5,305,944
Metals & Mining - 0.4%
Century Aluminum Co. (a)	6,171	$116,015
Gerdau S.A., ADR	8,730	51,332
Globe Specialty Metals, Inc.	4,244	80,763
GrafTech International Ltd. (a)	25,754	216,334
Horsehead Holding Corp. (a)	7,578	141,936
Iluka Resources Ltd.	61,143	497,181
Molycorp, Inc. (a)	13,893	29,036
Rio Tinto PLC	5,573	318,550

		$1,451,147
Natural Gas - Distribution - 0.2%
AGL Resources, Inc.	3,110	$160,600
Centrica PLC	14,730	76,844
China Resources Gas Group Ltd.	14,000	44,258
GDF Suez	4,907	125,717
NiSource, Inc.	1,840	69,331
NorthWestern Corp.	1,120	51,766

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - continued
Sempra Energy	319	$31,807
Spectra Energy Corp.	2,180	89,206
Tokyo Gas Co. Ltd.	19,000	108,739

		$758,268
Natural Gas - Pipeline - 0.1%
APA Group	8,234	$56,617
QEP Midstream Partners LP	2,350	57,552
StealthGas, Inc. (a)	9,590	102,613
Williams Cos., Inc.	707	40,037

		$256,819
Network & Telecom - 0.5%
Ericsson, Inc., “B”	86,016	$1,069,158
Ixia (a)	8,494	90,886
Juniper Networks, Inc.	7,916	186,343
Palo Alto Networks, Inc. (a)	236	19,083
Polycom, Inc. (a)	3,757	48,165
Qualcomm, Inc.	1,649	121,531
VTech Holdings Ltd.	15,400	190,561

		$1,725,727
Oil Services - 0.6%
Atwood Oceanics, Inc. (a)	3,304	$159,088
Basic Energy Services, Inc. (a)	25,926	621,965
Cameron International Corp. (a)	2,108	149,478
Ensco PLC, “A”	1,570	79,521
FMC Technologies, Inc. (a)	2,077	126,282
Frank’s International N.V.	4,116	95,285
Halliburton Co.	990	68,300
Helix Energy Solutions Group, Inc. (a)	3,521	89,539
John Wood Group PLC	11,049	139,182
Pacific Drilling S.A. (a)	4,413	42,012
Schlumberger Ltd.	333	36,094
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	1,426	168,924
Superior Energy Services, Inc.	2,284	76,742
Technip	650	59,774
Tesco Corp.	4,976	97,132
Tidewater, Inc.	3,386	160,056

		$2,169,374
Other Banks & Diversified Financials - 2.3%
Aeon Financial Service Co. Ltd.	2,600	$59,564
Air Lease Corp.	1,033	35,587
American Express Co.	747	65,736
BB&T Corp.	4,347	160,926
Berkshire Hills Bancorp, Inc.	2,828	68,353
Brookline Bancorp, Inc.	12,027	108,604
CAI International, Inc. (a)	7,159	136,665
Canadian Western Bank	3,894	148,639
Cathay General Bancorp, Inc.	3,991	102,130
Chiba Bank Ltd.	23,000	167,747
Citigroup, Inc.	11,762	575,279
Credicorp Ltd.	5,244	775,692
DBS Group Holdings Ltd.	8,000	116,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Discover Financial Services	7,935	$484,511
Erste Group Bank AG	3,156	80,932
EZCORP, Inc., “A” (a)	8,583	84,028
Fifth Third Bancorp	34,273	701,911
First Interstate BancSystem, Inc.	3,693	96,387
First Republic Bank	1,206	56,344
HDFC Bank Ltd., ADR	1,278	60,577
Julius Baer Group Ltd.	2,360	100,100
Jyske Bank (a)	3,121	176,555
Kasikornbank Public Co. Ltd., NVDR	9,300	60,196
KBC Group N.V. (a)	9,635	521,035
M&T Bank Corp.	647	78,611
MasterCard, Inc., “A”	1,985	147,188
PrivateBancorp, Inc.	8,732	251,482
Public Bank Berhad	21,900	135,539
Regional Management Corp. (a)	5,869	95,430
Sandy Spring Bancorp, Inc.	3,287	76,949
Sberbank of Russia, ADR	3,154	26,148
SunTrust Banks, Inc.	2,090	79,525
TCF Financial Corp.	16,530	261,339
U.S. Bancorp	12,320	517,810
UniCredit S.p.A.	10,668	83,118
Visa, Inc., “A”	4,987	1,052,307

		$7,749,618
Pharmaceuticals - 3.0%
AbbVie, Inc.	978	$51,189
Actavis PLC (a)	4,766	1,021,163
Aratana Therapeutics, Inc. (a)	2,431	28,029
Bayer AG	15,403	2,040,263
Bristol-Myers Squibb Co.	18,944	958,945
Endo International PLC (a)	1,809	121,348
Genomma Lab Internacional S.A., “B” (a)	79,293	211,968
GlaxoSmithKline PLC	32,236	778,084
Hospira, Inc. (a)	2,020	112,049
Impax Laboratories, Inc. (a)	2,600	60,814
Johnson & Johnson	15,720	1,573,415
Kythera Biopharmaceuticals, Inc. (a)	2,146	72,063
MediWound Ltd. (a)	1,996	17,365
Merck & Co., Inc.	5,070	287,672
Novartis AG	5,099	445,089
Pfizer, Inc.	31,450	902,615
Roche Holding AG	3,184	925,026
Salix Pharmaceuticals, Ltd. (a)	1,854	244,561
Santen Pharmaceutical Co. Ltd.	3,500	205,846
TherapeuticsMD, Inc. (a)	12,196	56,589
Tsumura & Co.	4,000	96,650
Valeant Pharmaceuticals International, Inc. (a)	1,056	123,964
Zoetis, Inc.	919	30,244

		$10,364,951
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	4,780	$119,978
Stericycle, Inc. (a)	1,464	172,240

		$292,218

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.1%
Equifax, Inc.	1,167	$88,797
Reed Elsevier N.V.	4,504	101,191
UBM PLC	24,632	256,698

		$446,686
Railroad & Shipping - 0.5%
Canadian National Railway Co.	12,370	$826,811
Canadian Pacific Railway Ltd.	119	22,604
Diana Shipping, Inc. (a)	25,599	249,590
Kansas City Southern Co.	2,022	220,519
Navios Maritime Holdings, Inc.	10,654	84,912
Union Pacific Corp.	2,012	197,800

		$1,602,236
Real Estate - 1.3%
Annaly Mortgage Management, Inc., REIT	4,510	$50,061
Ascendas Real Estate Investment Trust, REIT	112,000	208,947
BioMed Realty Trust, Inc., REIT	5,517	118,616
Corporate Office Properties Trust, REIT	9,063	257,117
DDR Corp., REIT	4,460	78,228
Deutsche Wohnen AG	2,230	48,419
EPR Properties, REIT	4,145	223,416
Equity Lifestyle Properties, Inc., REIT	1,420	62,892
Hatteras Financial Corp., REIT	6,211	118,941
Host Hotels & Resorts, Inc., REIT	6,763	147,028
Intu Properties PLC	10,429	57,583
Macquarie Mexico Real Estate S.A. de C.V., REIT	64,600	130,373
Mid-America Apartment Communities, Inc., REIT	9,861	689,481
Mitsui Fudosan Co. Ltd.	2,000	66,123
Plum Creek Timber Co. Inc., REIT	2,250	93,083
Select Income, REIT	4,269	118,465
Simon Property Group, Inc., REIT	1,719	289,119
TAG Immobilien AG	76,690	934,680
Vornado Realty Trust, REIT	2,340	248,087
Weyerhaeuser Co., REIT	18,707	585,903

		$4,526,562
Restaurants - 0.6%
Arcos Dorados Holdings, Inc.	9,931	$101,892
Chuy’s Holdings, Inc. (a)	1,737	49,765
Dunkin Brands Group, Inc.	3,173	135,995
McDonald’s Corp.	5,604	529,914
Noodles & Co. (a)	1,675	47,068
Starbucks Corp.	5,370	417,142
Whitbread PLC	7,966	575,196
YUM! Brands, Inc.	315	21,861
Zoe’s Kitchen, Inc. (a)	1,675	48,592

		$1,927,425
Special Products & Services - 0.0%
Synchrony Financial (a)	2,050	$47,150

Specialty Chemicals - 1.2%
Airgas, Inc.	1,479	$158,135
Akzo Nobel N.V.	4,044	291,821

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - continued
Albemarle Corp.	3,029	$185,799
Elementis PLC	50,461	230,022
Filtrona PLC	15,665	202,536
FMC Corp.	3,431	223,770
JSR Corp.	7,100	122,706
Kronos Worldwide, Inc.	3,478	51,857
Linde AG	5,626	1,151,871
Marine Harvest A.S.A.	13,810	188,203
Rockwood Holdings, Inc.	980	77,361
Sigma-Aldrich Corp.	6,150	617,583
Sika AG	68	263,936
Symrise AG	1,366	71,497
Taminco Corp. (a)	3,959	82,743
Tronox Ltd., “A”	4,899	130,019
Valspar Corp.	1,370	102,819
W.R. Grace & Co. (a)	495	45,045

		$4,197,723
Specialty Stores - 1.9%
Advance Auto Parts, Inc.	1,533	$185,662
Amazon.com, Inc. (a)	1,917	600,002
AutoZone, Inc. (a)	1,316	680,411
Bed Bath & Beyond, Inc. (a)	2,188	138,479
Best Buy Co., Inc.	3,432	102,033
Burlington Stores, Inc. (a)	11,885	388,996
Children’s Place, Inc.	12,688	636,938
Citi Trends, Inc. (a)	7,756	156,283
Esprit Holdings Ltd.	21,000	33,001
Express, Inc. (a)	9,789	152,317
Gordmans Stores, Inc.	10,533	38,129
Home Depot, Inc.	2,542	205,521
Inditex S.A.	23,435	682,956
Kirkland’s, Inc. (a)	4,930	92,733
Lumber Liquidators Holdings, Inc. (a)	882	47,822
NEXT PLC	2,163	246,564
Nitori Co. Ltd.	3,700	208,249
Office Depot, Inc. (a)	22,370	112,074
Rent-A-Center, Inc.	3,436	82,258
Ross Stores, Inc.	11,871	764,492
Sally Beauty Holdings, Inc. (a)	4,662	120,979
Staples, Inc.	15,020	174,082
Tiffany & Co.	2,046	199,710
Tile Shop Holdings, Inc. (a)	6,412	64,825
Tilly’s, Inc. (a)	6,498	49,190
Tractor Supply Co.	2,161	134,349
Urban Outfitters, Inc. (a)	5,522	197,301

		$6,495,356
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	10,461	$987,414
KDDI Corp.	23,000	1,324,765
Mobile TeleSystems OJSC	5,285	40,813
SBA Communications Corp. (a)	2,350	251,286
Turkcell Iletisim Hizmetleri AS (a)	55,144	359,434
Vodafone Group PLC	38,716	128,912

		$3,092,624

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 0.6%
British Telecom Group, PLC	9,745	$63,549
Colt Group S.A. (a)	17,122	41,915
Frontier Communications Corp.	14,430	94,517
Quebecor, Inc., “B”	2,420	58,727
Royal KPN N.V. (a)	16,982	53,965
Telecom Italia S.p.A.	55,987	52,228
Telefonica Brasil S.A., ADR	1,565	31,535
Verizon Communications, Inc.	31,793	1,603,003
Windstream Holdings, Inc.	7,250	83,085

		$2,082,524
Tobacco - 1.0%
Altria Group, Inc.	7,018	$284,931
British American Tobacco PLC	8,953	523,969
Japan Tobacco, Inc.	33,300	1,161,882
Lorillard, Inc.	354	21,410
Philip Morris International, Inc.	15,812	1,296,742
Swedish Match AB	6,088	199,215

		$3,488,149
Trucking - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	2,113	$72,307
Celadon Group, Inc.	3,052	64,824
DSV A.S.	8,359	263,398
Expeditors International of Washington, Inc.	228	9,845
Marten Transport Ltd.	3,854	78,005
Swift Transportation Co. (a)	10,226	209,122
Yamato Holdings Co. Ltd.	42,500	878,009

		$1,575,510
Utilities - Electric Power - 1.6%
AES Corp.	79,513	$1,161,685
American Electric Power Co., Inc.	11,393	592,322
Calpine Corp. (a)	28,907	637,110
Canadian Utilities Ltd., “A”	1,901	68,292
CMS Energy Corp.	5,385	155,788
DTE Energy Co.	1,150	84,893
Edison International	16,238	889,842
El Paso Electric Co.	2,561	94,373
Energias do Brasil S.A.	5,887	27,505
Great Plains Energy, Inc.	30,171	747,939
Northeast Utilities	3,609	158,435
NRG Energy, Inc.	14,964	463,285
Pinnacle West Capital Corp.	1,907	102,005
Public Service Enterprise Group, Inc.	3,180	111,841
Tractebel Energia S.A., ADR	7,184	107,426

		$5,402,741
Total Common Stocks		$224,781,952

Bonds - 18.4%
Automotive - 0.7%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$400,000	$409,067
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	250,000	251,428
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	800,000	808,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
General Motors Co., 6.25%, 10/02/43	$350,000	$396,375
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	400,000	403,199
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	209,000	213,180

		$2,481,829
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$325,000	$376,006

Broadcasting - 0.6%
Discovery Communications, Inc., 4.875%, 4/01/43	$325,000	$324,878
Omnicom Group, Inc., 3.625%, 5/01/22	300,000	305,448
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	422,000	421,896
Time Warner, Inc., 5.35%, 12/15/43	300,000	322,251
Viacom, Inc., 3.5%, 4/01/17	500,000	527,484

		$1,901,957
Building - 0.3%
Martin Marietta Materials, Inc., 4.25%, 7/02/24 (n)	$258,000	$258,487
Mohawk Industries, Inc., 3.85%, 2/01/23	300,000	300,000
Owens Corning, Inc., 4.2%, 12/15/22	300,000	306,184

		$864,671
Business Services - 0.4%
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$700,000	$689,338
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	600,000	609,247

		$1,298,585
Cable TV - 0.6%
Comcast Corp., 4.65%, 7/15/42	$325,000	$336,280
Comcast Corp., 4.75%, 3/01/44	710,000	742,174
Cox Communications, Inc., 6.25%, 6/01/18 (n)	400,000	451,550
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	400,000	394,200
Time Warner Cable, Inc., 4.5%, 9/15/42	35,000	34,008

		$1,958,212
Chemicals - 0.6%
CF Industries, Inc., 5.15%, 3/15/34	$196,000	$207,935
CF Industries, Inc., 4.95%, 6/01/43	300,000	299,657
Dow Chemical Co., 8.55%, 5/15/19	325,000	413,911
FMC Corp., 4.1%, 2/01/24	500,000	520,074
LYB International Finance B.V., 4.875%, 3/15/44	386,000	403,562
LyondellBasell Industries N.V., 5%, 4/15/19	200,000	223,264

		$2,068,403
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24	$336,000	$334,563

Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 11/15/17	$18,000	$18,072

Consumer Products - 0.4%
Hasbro, Inc., 5.1%, 5/15/44	$438,000	$453,453
Mattel, Inc., 5.45%, 11/01/41	273,000	295,993
Newell Rubbermaid, Inc., 4.7%, 8/15/20	416,000	447,441
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	300,000	306,291

		$1,503,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$400,000	$406,710

Emerging Market Quasi-Sovereign - 0.1%
Comision Federal de Electricdad, 5.75%, 2/14/42	$232,000	$242,440

Energy - Independent - 1.1%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$625,000	$713,486
Anadarko Petroleum Corp., 4.5%, 7/15/44	244,000	242,320
Canadian Natural Resources Ltd., 3.8%, 4/15/24	329,000	336,059
Continental Resources, Inc., 4.5%, 4/15/23	400,000	426,129
Continental Resources, Inc., 4.9%, 6/01/44 (n)	145,000	148,363
EQT Corp., 4.875%, 11/15/21	500,000	544,613
Hess Corp., 3.5%, 7/15/24	372,000	369,325
Noble Energy, Inc., 4.15%, 12/15/21	300,000	320,662
Pioneer Natural Resources Co., 3.95%, 7/15/22	300,000	313,243
Southwestern Energy Co., 7.5%, 2/01/18	400,000	472,350

		$3,886,550
Entertainment - 0.1%
Carnival Corp., 1.875%, 12/15/17	$471,000	$471,315

Financial Institutions - 0.5%
General Electric Capital Corp., 1.6%, 11/20/17	$800,000	$802,962
General Electric Capital Corp., 3.15%, 9/07/22	400,000	399,397
International Lease Finance Corp., 7.125%, 9/01/18 (n)	325,000	372,125

		$1,574,484
Food & Beverages - 1.3%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$600,000	$631,169
BRF S.A., 4.75%, 5/22/24	268,000	262,560
Conagra Foods, Inc., 3.2%, 1/25/23	300,000	292,136
J.M. Smucker Co., 3.5%, 10/15/21	400,000	412,293
Kraft Foods Group, Inc., 6.5%, 2/09/40	300,000	378,352
Mead Johnson Nutrition Co., 4.6%, 6/01/44	372,000	376,651
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	500,000	574,542
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	300,000	310,727
Tyson Foods, Inc., 4.5%, 6/15/22	400,000	420,894
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	600,000	611,159

		$4,270,483
Food & Drug Stores - 0.2%
CVS Caremark Corp., 2.75%, 12/01/22	$300,000	$288,791
CVS Caremark Corp., 5.75%, 5/15/41	325,000	384,879

		$673,670
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$325,000	$371,843
International Paper Co., 6%, 11/15/41	300,000	349,294
Packaging Corp. of America, 3.9%, 6/15/22	230,000	235,698

		$956,835
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.5%, 3/01/18	$500,000	$505,237
Wyndham Worldwide Corp., 4.25%, 3/01/22	500,000	509,272

		$1,014,509

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - 0.6%
American International Group, Inc., 4.875%, 6/01/22	$325,000	$359,762
American International Group, Inc., 4.5%, 7/16/44	331,000	327,124
Prudential Financial, Inc., 4.75%, 9/17/15	800,000	836,078
Unum Group, 4%, 3/15/24	600,000	616,580

		$2,139,544
Insurance - Health - 0.1%
Wellpoint, Inc., 1.875%, 1/15/18	$500,000	$502,037

Insurance - Property & Casualty - 0.6%
Aon PLC, 4.6%, 6/14/44	$600,000	$595,895
AXIS Specialty Finance LLC, 2.65%, 4/01/19	141,000	141,448
CNA Financial Corp., 5.875%, 8/15/20	400,000	464,018
Liberty Mutual Group, Inc., 4.85%, 8/01/44 (z)	281,000	279,276
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24	700,000	697,895

		$2,178,532
Major Banks - 1.8%
Bank of America Corp., 2%, 1/11/18	$800,000	$800,879
Bank of America Corp., 4.125%, 1/22/24	561,000	574,205
Goldman Sachs Group, Inc., 5.625%, 1/15/17	600,000	656,689
Goldman Sachs Group, Inc., 2.625%, 1/31/19	500,000	502,074
JPMorgan Chase & Co., 4.25%, 10/15/20	800,000	858,150
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 12/31/49	500,000	533,750
Morgan Stanley, 3.875%, 4/29/24	231,000	232,837
Morgan Stanley, 1.75%, 2/25/16	300,000	303,938
Morgan Stanley, 5.5%, 7/28/21	450,000	512,012
Regions Financial Corp., 2%, 5/15/18	325,000	321,759
Wells Fargo & Co., 4.1%, 6/03/26	500,000	503,900
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49	296,000	309,172

		$6,109,365
Medical & Health Technology & Services - 0.1%
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	$400,000	$392,822

Metals & Mining - 0.4%
Barrick Gold Corp., 4.1%, 5/01/23	$325,000	$321,314
Plains Exploration & Production Co., 6.875%, 2/15/23	406,000	469,945
Southern Copper Corp., 5.25%, 11/08/42	625,000	578,651

		$1,369,910
Midstream - 1.1%
Energy Transfer Partners LP, 6.5%, 2/01/42	$325,000	$381,065
Enterprise Products Operating LLC, 3.9%, 2/15/24	150,000	153,633
Enterprise Products Partners LP, 4.45%, 2/15/43	300,000	290,476
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	300,000	332,660
NiSource Finance Corp., 3.85%, 2/15/23	300,000	307,583
NiSource Finance Corp., 4.8%, 2/15/44	300,000	303,671
ONEOK Partners LP, 2%, 10/01/17	500,000	505,137
Spectra Energy Partners LP, 4.75%, 3/15/24	300,000	322,127
Sunoco Logistics Partners LP, 5.3%, 4/01/44	186,000	192,551
Williams Cos., Inc., 3.7%, 1/15/23	474,000	449,962
Williams Cos., Inc., 5.75%, 6/24/44	400,000	393,409

		$3,632,274

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 0.4%
Verizon Communications, Inc., 3.65%, 9/14/18	$800,000	$852,891
Verizon Communications, Inc., 5.15%, 9/15/23	325,000	359,670
Verizon Communications, Inc., 5.05%, 3/15/34	187,000	198,484

		$1,411,045
Other Banks & Diversified Financials - 1.2%
BB&T Corp., 3.95%, 4/29/16	$425,000	$448,084
Capital One Bank (USA) N.A., 3.375%, 2/15/23	350,000	342,595
Capital One Financial Corp., 3.75%, 4/24/24	213,000	213,232
Citigroup, Inc., 1.25%, 1/15/16	500,000	502,662
Citigroup, Inc., 3.75%, 6/16/24	358,000	356,351
Discover Bank, 7%, 4/15/20	500,000	597,686
Discover Bank, 4.25%, 3/13/26	162,000	166,452
First Republic Bank, 2.375%, 6/17/19	352,000	352,607
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	338,000	334,376
Macquarie Group Ltd., 3%, 12/03/18 (n)	325,000	332,781
U.S. Bancorp, 3%, 3/15/22	300,000	301,690

		$3,948,516
Pharmaceuticals - 1.1%
AbbVie, Inc., 1.75%, 11/06/17	$400,000	$400,007
Actavis Funding SCS, 2.45%, 6/15/19 (n)	588,000	585,145
Amgen, Inc., 2.3%, 6/15/16	500,000	512,671
Celgene Corp., 2.45%, 10/15/15	500,000	508,868
Gilead Sciences, Inc., 3.7%, 4/01/24	593,000	607,880
Mylan, Inc., 2.55%, 3/28/19	400,000	400,228
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	600,000	575,125
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	300,000	291,379

		$3,881,303
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/21	$300,000	$340,967

Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24	$300,000	$320,285

Railroad & Shipping - 0.3%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500,000	$609,668
CSX Corp., 4.1%, 3/15/44	325,000	309,865

		$919,533
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 5.375%, 8/01/16	$400,000	$434,913

Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$400,000	$424,489
Vornado Realty LP, REIT, 2.5%, 6/30/19	460,000	459,114

		$883,603
Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	$400,000	$438,804

Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43	$165,000	$180,366

Portfolio of Investments (unaudited) – continued

Issuer				Shares/Par	Value ($)

Bonds - continued
Retailers - 0.6%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44				$188,000	$187,221
Gap, Inc., 5.95%, 4/12/21				625,000	717,309
Home Depot, Inc., 2%, 6/15/19				400,000	398,494
Home Depot, Inc., 4.875%, 2/15/44				300,000	328,337
Wal-Mart Stores, Inc., 4.3%, 4/22/44				400,000	401,170

					$2,032,531
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/21				$400,000	$434,754
Mexichem S.A.B. de C.V., 6.75%, 9/19/42				300,000	324,000

					$758,754
Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/23				$325,000	$316,232
American Tower Corp., REIT, 5%, 2/15/24				400,000	430,901
Rogers Communications, Inc., 5%, 3/15/44				360,000	371,760

					$1,118,893
Tobacco - 0.2%
Altria Group, Inc., 4%, 1/31/24				$325,000	$331,277
Lorillard Tobacco Co., 8.125%, 6/23/19				363,000	452,391

					$783,668
Transportation - Services - 0.1%
ERAC USA Finance Co., 7%, 10/15/37 (n)				$93,000	$122,211
ERAC USA Finance LLC, 3.85%, 11/15/24 (n)				191,000	191,606

					$313,817
Utilities - Electric Power - 0.7%
CMS Energy Corp., 3.875%, 3/01/24				$700,000	$723,715
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24				68,000	68,156
PG&E Corp., 2.4%, 3/01/19				403,000	404,273
PPL Capital Funding, Inc., 5%, 3/15/44				485,000	525,939
PPL Corp., 4.2%, 6/15/22				300,000	319,064
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)				200,000	224,162

					$2,265,309
Total Bonds					$62,659,263
	Strike Price		First Exercise
Warrants - 0.0%
Food & Drug Stores - 0.0%
Brasil Pharma SA (1 share for 1 warrant) (a)	BRL	5.5	6/13/14	3,148	$486
Issuer/Expiration Date/Strike Price				Number of Contracts
Call Options Purchased - 0.2%
S&P 500 Index - September 2014 @ $1,950				256	$691,200

Put Options Purchased - 0.0%
Intel Corp. - October 2014 @ $31				4	$164

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 6.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	20,861,076	$20,861,076
Total Investments		$308,994,141

Other Assets, Less Liabilities - 9.2%		31,185,957
Net Assets - 100.0%		$340,180,098

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,897,585, representing 2.3% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At July 31, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Liberty Mutual Group, Inc., 4.85%, 8/01/44	7/21/14	$280,775	$279,276
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/14

Forward Foreign Currency Exchange Contracts at 7/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Morgan Stanley Capital Services, Inc.	19,595,000	10/23/14	$18,220,117	$18,106,269	$113,848
SELL	CAD	Morgan Stanley Capital Services, Inc.	9,995,000	10/23/14	9,287,954	9,148,854	139,100
SELL	CHF	Barclays Bank PLC	1,750,000	9/29/14	1,940,255	1,926,500	13,755
SELL	CHF	Citibank N.A.	22,045,000	9/29/14	24,652,494	24,268,398	384,096
SELL	EUR	Citibank N.A.	10,535,000	9/29/14	14,329,485	14,109,539	219,946
SELL	GBP	Citibank N.A.	4,660,000	9/29/14	7,936,702	7,863,706	72,996
SELL	GBP	JPMorgan Chase Bank N.A.	3,949,806	9/29/14	6,757,145	6,665,261	91,884
SELL	KRW	JPMorgan Chase Bank N.A.	1,210,000,000	9/03/14	1,175,922	1,175,214	708
SELL	NZD	Morgan Stanley Capital Services, Inc.	37,640,000	10/23/14	32,794,152	31,720,732	1,073,420
BUY	PHP	JPMorgan Chase Bank N.A.	530,750,000	9/03/14	12,128,656	12,199,046	70,390
SELL	SEK	JPMorgan Chase Bank N.A.	20,070,000	9/29/14	2,979,805	2,908,723	71,082
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	10/23/14	945,591	941,899	3,692

							$2,254,917

Liability Derivatives
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	9/03/14	$331,487	$331,950	$(463)
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	9/03/14	565,536	566,833	(1,297)
BUY	EUR	JPMorgan Chase Bank N.A.	4,995,000	9/29/14	6,757,144	6,689,810	(67,334)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	10/23/14	838,608	838,796	(188)
BUY	JPY	JPMorgan Chase Bank N.A.	182,300,000	9/29/14	1,787,591	1,772,874	(14,717)
BUY	MXN	JPMorgan Chase Bank N.A.	73,750,000	9/29/14	5,633,771	5,554,895	(78,876)

							$(162,875)

Futures Contracts at 7/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX Index (Short)	EUR	40	$4,298,850	August - 2014	$28,313
Canadian S&P/TSX 60 Index (Long)	CAD	51	8,260,283	September - 2014	280,713
CAC 40 Index (Short)	EUR	162	9,167,065	August - 2014	237,012
DAX Index (Short)	EUR	25	7,853,308	September - 2014	417,613
E-mini Consumer Staples Select Index (Short)	USD	371	15,978,970	September - 2014	487,492
E-mini NASDAQ-100 (Long)	USD	15	1,165,425	September - 2014	36,009
E-mini Russell 2000 Index (Short)	USD	175	19,542,250	September - 2014	677,705
E-mini S&P MidCap 400 Index (Short)	USD	139	19,012,420	September - 2014	413,556
FTSE China A50 Index (Long)	USD	4,038	29,782,470	August - 2014	1,109,490
Hang Seng Index (Long)	HKD	25	3,974,897	August - 2014	84,163
S&P 500 Index (Short)	USD	212	102,014,400	September - 2014	627,358
Topix Index (Long)	JPY	75	9,345,137	September - 2014	299,290

					$4,698,714

Interest Rate Futures
Euro-BTP Italian 10 yr Bond (Long)	EUR	273	$46,704,028	September - 2014	$480,818

					$5,179,532

Portfolio of Investments (unaudited) – continued

Futures Contracts at 7/31/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	134	$17,161,304	September - 2014	$(483,114)
DJ Euro Stroxx 50 Index (Long)	EUR	666	27,699,534	September - 2014	(1,307,979)
E-mini Industrial Select Sector Index (Long)	USD	305	15,753,250	September - 2014	(751,898)
Hang Seng China Enterprises Index (Short)	HKD	250	17,726,113	August - 2014	(56,581)
FTSE MIB Index (Long)	EUR	23	3,154,822	September - 2014	(166,882)
MSCI Singapore Index (Short)	SGD	59	3,591,410	August - 2014	(199)
OMX Index (Short)	SEK	222	4,430,965	August - 2014	(993)

					$(2,767,646)

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	558	$69,532,031	September - 2014	$(26,319)

					$(2,793,965)

Swap Agreements at 7/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$822,318
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	20,996
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	96,164
2/13/23	AUD	3,800,000	Citibank N.A.	3.985% (fixed rate)	6-Month BBSW	83,533
4/26/23	AUD	5,100,000	Citibank N.A.	3.87% (fixed rate)	6-Month BBSW	50,620

						$1,073,631

Liability Derivatives
Interest Rate Swap Agreements
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	$(274,431)
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	(125,551)
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	(124,837)
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	(169,581)

						$(694,400)

Cleared Swap Agreements at 7/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
6/20/19	USD	32,000,000	Deutsche Bank (a)	1.00% (fixed rate)	(1)	$573,541
6/20/19	USD	23,630,000	Morgan Stanley (b)	5.00% (fixed rate)	(2)	2,518,742
6/05/24	AUD	9,800,000	Deutsche Bank	4.125% (fixed rate)	6-Month BBSW	214,450

						$3,306,733

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX Emerging Markets Index, a BBB- rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $542,539.

(b)	Net unamortized premiums paid by the fund amounted to $2,558,580.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At July 31, 2014, the fund had cash collateral of $16,369,362 and other liquid securities with an aggregate value of $531,527 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

7/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$151,952,636	$—	$—	$151,952,636
United Kingdom	2,211,592	16,788,557	—	19,000,149
Japan	—	12,351,808	—	12,351,808
France	1,687,732	5,964,237	—	7,651,969
Switzerland	585,044	6,271,960	—	6,857,004
Germany	3,752,204	2,410,769	—	6,162,973
Hong Kong	422,710	1,898,430	—	2,321,140
Taiwan	1,800,750	238,705	—	2,039,455
Australia	—	2,031,637	—	2,031,637
Other Countries	7,200,352	7,904,679	—	15,105,031
Non-U.S. Sovereign Debt	—	242,440	—	242,440
U.S. Corporate Bonds	—	54,612,414	—	54,612,414
Foreign Bonds	—	7,804,409	—	7,804,409
Mutual Funds	20,861,076	—	—	20,861,076
Total Investments	$190,474,096	$118,520,045	$—	$308,994,141

Other Financial Instruments
Futures Contracts	$2,225,434	$160,133	$—	$2,385,567
Swap Agreements	—	3,685,964	—	3,685,964
Forward Foreign Currency Exchange Contracts	—	2,092,042	—	2,092,042

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $52,147,260 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$297,439,974
Gross unrealized appreciation	17,587,630
Gross unrealized depreciation	(6,033,463)
Net unrealized appreciation (depreciation)	$11,554,167

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,186,874	181,777,143	(179,102,941)	20,861,076

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,376	$20,861,076

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2014, are as follows:

United States	31.7%
Italy	14.8%
United Kingdom	12.3%
Germany	9.9%
Supranational	7.7%
Japan	6.6%
Australia	4.5%
China	3.8%
Canada	3.5%
Other Countries	5.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 15, 2014

*	Print name and title of each signing officer under his or her signature.